Share-Based Compensation - Summary of NES Activities under 2006 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 47.19	$ 22.66	$ 19.26
2006 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	400,000
Number of NES, Granted	436,016
Number of NES, Vested	(200,000)
Number of NES, Forfeited	(4,050)
Number of NES, Ending balance	631,966	400,000
Number of NES, vested and expect to vest at May 31, 2017	631,966
Weighted-average grant date fair value, Beginning balance	$ 18.91
Weighted-average grant date fair value, Granted	47.19
Weighted-average grant date fair value, Vested	18.91
Weighted-average grant date fair value, Forfeited	47.19
Weighted-average grant date fair value, Ending balance	38.24	$ 18.91
Weighted-average grant date intrinsic value, Beginning balance	18.91
Weighted-average grant date intrinsic value, Granted	47.19
Weighted-average grant date intrinsic value, Vested	18.91
Weighted-average grant date intrinsic value, Forfeited	47.19
Weighted-average grant date intrinsic value, Ending balance	$ 38.24	$ 18.91